As Filed with the Securities and Exchange Commission on December 22, 2006
                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __


                       [X] Post-Effective Amendment No. 76


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                            [X] Amendment No. 78



                                  ASTON FUNDS
                        FORMERLY KNOWN AS ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)


                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------


                         KENNETH C. ANDERSON, PRESIDENT
                                  ASTON FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)


                                    Copy to:

                                CATHY G. O'KELLY
                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:


                  [ ] immediately upon filing pursuant to paragraph (b); or
                  [X] On December 26, 2006 pursuant to paragraph (b); or
                  [ ] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On (date) pursuant to paragraph (a)(1); or
                  [ ] 75 days after filing pursuant to paragraph (a)(2); or
                  [ ] On (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                   [Aston Asset Management Logo]



Aston Funds
Class N Shares
Prospectus



DECEMBER 26, 2006


ASTON/ABN AMRO INTERNATIONAL FUND*

ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND





A diversified, actively managed fund family with an institutional process-driven approach to investing.



Aston Funds were formerly known as the ABN AMRO Funds.


NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.



* Currently not available for sale to the public.



The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                           TICKER
                                           SYMBOL
                                           ------
INTERNATIONAL FUND
Aston/ABN AMRO International Fund*           N/A

EQUITY FUND
Aston/Optimum Large Cap Opportunity Fund     ADLCX



----------
* The Aston/ABN AMRO International Fund is not currently available to the public.

[Aston Funds Logo]


Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this Prospectus carefully and keep it for future reference.


For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.


Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

TABLE OF CONTENTS


                                                                            Page
                                                                            ----
CATEGORIES OF ASTON FUNDS                                                     3
FUND SUMMARIES
ASTON/ABN AMRO INTERNATIONAL FUND                                             4
   Investment Objective, Principal Investment Strategies and Risks, Fund
      Performance
ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND                                      6
   Investment Objective, Principal Investment Strategies and Risks, Fund
      Performance
FUND EXPENSES                                                                 8
OTHER INVESTMENT STRATEGIES                                                   9
PORTFOLIO HOLDINGS                                                           12
INVESTMENT TERMS                                                             13
MANAGEMENT OF THE FUNDS                                                      15
   THE INVESTMENT ADVISER                                                    15
   THE SUBADVISERS                                                           15
   PORTFOLIO MANAGERS                                                        16
   MANAGEMENT FEES                                                           17
SHAREHOLDER INFORMATION                                                      18
   Opening an Account: Buying Shares                                         18
   Exchanging Shares                                                         20
   Selling/Redeeming Shares                                                  21
   Transaction Policies                                                      24
   Account Policies and Dividends                                            27
   Additional Investor Services                                              27
   Distribution Plan 12b-1 Fees                                              28
   Portfolio Transactions and Brokerage Commissions                          28
DIVIDENDS, DISTRIBUTIONS AND TAXES                                           29
FINANCIAL HIGHLIGHTS                                                         30
GENERAL INFORMATION                                                          31

Categories of Aston Funds


Aston Funds (the "Trust") is an open-end management investment company that currently offers 27 separate investment portfolios, including equity, balanced, fixed income and money market funds; Class N shares of two of the portfolios are offered in this prospectus. The Aston/ABN AMRO International Fund is not currently available to the public. Other funds and classes are offered under separate prospectuses.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS

Equity funds may be appropriate if you:

-    have a long-term investment goal (five years or more)

- can accept higher short-term risk in return for higher long-term return potential

-    want to diversify your investments

Equity funds may not be appropriate if you want:

-    a stable share price

-    a short-term investment

-    regular income

INTERNATIONAL FUNDS

International funds invest principally in stocks and other securities issued by foreign companies throughout the world. International funds invest in foreign securities that are subject to currency, information and political risks.

WHO MAY WANT TO INVEST IN INTERNATIONAL FUNDS

International funds may be appropriate if you:

-    have a long-term investment goal

-    seek growth of capital

- seek to diversify domestic investments with investments in foreign securities

International funds may not be appropriate if you want:

-    a stable share price

-    a high level of current income

-    a short-term investment

-    a conservative investment approach

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-    the value of fund shares will fluctuate

-    you could lose money

-    you cannot be certain that a fund will achieve its investment objective

Aston/ABN AMRO International Fund


(Not currently available for purchase.)


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing mainly in common stocks of companies located outside of the United States selected for their capital appreciation potential. Under normal conditions, the Fund invests at least 80% of its assets in common stocks and American Depository Receipts ("ADRs") of companies located in developed countries throughout the world, but may also invest in companies operating in emerging markets.


The portfolio managers employ a growth style investment strategy and seek to identify companies with above-average growth potential operating in well-structured industries that are believed to be positioned to deliver sustainable above-average returns over the medium to long term. Growth stocks will generally have higher valuations (e.g., price-to-earnings ratios) than value stocks.



The portfolio managers utilize a proprietary database to measure industry concentration and seek to identify companies that are growing in well-structured industries. Such industries are generally characterized by limited competition, high barriers to entry, weak or fragmented customers and suppliers, and limited substitutes. Emphasis is placed on the importance of industry structure as the portfolio managers believe the key to an assessment of the strength and sustainability of a company's earnings profile is heavily dependent on an assessment of the competitive dynamics and structure of that industry. The portfolio managers believe that companies that operate in well-structured industries have greater ability to generate attractive and sustainable excess returns, and can do so with less risk. The portfolio managers do not expect the Fund's rate of portfolio turnover to exceed 100%.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

EMERGING MARKET RISK: In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

- economic structures that are less diverse and mature than developed countries

-    less stable political systems and less developed legal systems

-    national policies that may restrict foreign investment

-    wide fluctuations in the value of investments

-    smaller securities markets making investments less liquid

-    special custody arrangements

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

     - CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

     - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

     - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.



MANAGER RISK: The performance of the Fund is dependent upon the Adviser's skill in selecting other managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform the stock markets or its peers. Also, the Fund could fail to meet its investment objective.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information for the Fund will be included in the Fund's first annual or semi-annual report.

Aston/Optimum Large Cap Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its objective by investing primarily in common stocks selected for their capital appreciation potential. Under normal conditions, the Fund invests at least 80% of its assets in stocks of large-cap companies that offer growth potential at a reasonable price. The portfolio managers define a large cap company as an established, better-known company having a market capitalization of $7 billion or more.



The portfolio managers employ a Growth at a Reasonable Price ("GARP") strategy to build a portfolio of common stocks. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks will generally have higher valuations (e.g. price-to-earnings rations) than value stocks. Security selection is based on the following top-down and bottom-up criteria:


Top-down:

-    global economic trends and outlook

-    business and consumer cycles

-    identifiable major themes

-    relative attraction of economic sectors

Bottom-up:

-    innovative industry leaders

-    strong management

-    high profitability and earnings growth

-    low leverage and price-to-growth ratio


In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors. The portfolio managers do not expect the Fund's rate of portfolio turnover to exceed 100%.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

GARP STYLE RISK: GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent a fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the Adviser's skill in selecting other managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform the stock markets or its peers. Also, the Fund could fail to meet its investment objective.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information for the Fund will be included in the Fund's first annual or semi-annual report.

RISK SUMMARY


The following chart compares the principal risks of investing in each Fund. More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information ("SAI").


                                       EMERGING
                                        MARKETS      FOREIGN    GROWTH    GARP
FUND                                  SECURITIES   SECURITIES    STYLE   STYLE   LIQUIDITY   MANAGER   MARKET
----                                  ----------   ----------   ------   -----   ---------   -------   ------
Aston/ABN AMRO International               X            X          X                 X          X         X
Aston/Optimum Large Cap Opportunity                                        X         X          X         X

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES


As a benefit of investing in the Aston Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. HOWEVER, A REDEMPTION FEE OF 2% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN 90 DAYS OF PURCHASE TO SHAREHOLDERS OF ASTON/ABN AMRO INTERNATIONAL FUND UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder Information" Section for more details.


ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                   TOTAL                NET
                                           MANAGEMENT   DISTRIBUTION     OTHER    EXPENSE     FEE     EXPENSE
FUND                                          FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS    RATIO
----                                       ----------   ------------   --------   -------   -------   -------
Aston/ABN AMRO International Fund             1.00%        0.25%       1.15%(a)    2.40%    (0.85)%   1.55%(b)
Aston/Optimum Large Cap Opportunity Fund      0.80%        0.25%       3.76%(a)    4.81%    (3.41)%   1.40%(b)


(a)  Other expenses are estimated for the current fiscal year.

(b) The above table reflects Aston's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. Aston is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2008 at the rates shown in the table. In addition, each Fund has agreed that during any of the first three years subsequent to the Fund's commencement of operations, for a period of up to three years from the date following any waiver or reimbursement by Aston, to repay such amount to the extent that after giving effect to the repayment of such amount, the adjusted annual fund operating expenses would not exceed the limit shown.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.


FUND                                          1 YEAR   3 YEARS
----                                          ------   -------
Aston/ABN AMRO International Fund(a)           $158     $  667
Aston/Optimum Large Cap Opportunity Fund(a)     143      1,141


(a)  Includes one year of capped expenses in each period.

Other Investment Strategies

The investment policy of the Aston/Optimum Large Cap Opportunity Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.


In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated. Please refer to the "Principal Investment Strategies" Section applicable to the Fund as well as related definitions in the "Investment Terms" Section.


ADRS/EDRS/GDRS


A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include ADRs, which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.


Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY

There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES

The Funds may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.


Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.


Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The Portfolio Manager will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the fund (i.e. the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by existing Fund assets. The Portfolio Manager will place a limit on the derivative exposure as a proportion of assets.

OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REITS


Real Estate Investment Trusts ("REITs") are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.


REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

ROYALTY INCOME TRUSTS

Royalty income trusts can be organized in a variety of ways in the U.S., Canada and other countries. Beneficial units in royalty income trusts generally represent a profits interest in the production of oil or other minerals.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.


                                       COMMERCIAL
                                        PAPER AND                             DERIVATIVES
                                       SECURITIES                              (OPTIONS,
                               ADRS/    OF OTHER                               FORWARDS,     EMERGING
                               EDRS/   INVESTMENT   CONVERTIBLE   DEFENSIVE     FUTURES,      MARKET       EQUITY
            FUND                GDRS    COMPANIES    SECURITIES    STRATEGY      SWAPS)     SECURITIES   SECURITIES
            ----               -----   ----------   -----------   ---------   -----------   ----------   ----------
Aston/ABN AMRO International     X          X            X            X            X            XP            XP
Aston/Optimum Large Cap
Opportunity                      X          X            X            X            X                          XP




                                                                             ROYALTY      RULE         U.S.
                                 FOREIGN    PREFERRED           REPURCHASE    INCOME      144A      GOVERNMENT
            FUND               SECURITIES     STOCKS    REITS   AGREEMENTS    TRUSTS   SECURITIES   SECURITIES
            ----               ----------   ---------   -----   ----------   -------   ----------   ----------
Aston/ABN AMRO International      XP          X         X         X           X           X            X
Aston/Optimum Large Cap
Opportunity                                   X         X         X                       X            X


X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GROWTH AT A REASONABLE PRICE (GARP). GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earning growth rate.

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital appreciation, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks issued by large companies. A large-cap company is defined as one with a market capitalization of $7 billion or more. Typically, large-cap companies are established, better-known companies; some may be multinationals.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MSCI EAFE AND EMERGING MARKETS INDEX. The Morgan Stanley Capital International
(MSCI) Europe, Australasia and Far East and Emerging Markets Index, is designed to measure market performance in the global developed and emerging markets excluding the U.S. and Canada.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REIT. A publicly traded entity that invests in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.


12B-1 FEE. A mutual fund fee, named for the Securities and Exchange Commission ("SEC") rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" in the "Shareholder Information" Section.)


U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Management of the Funds

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC


Aston Asset Management LLC ("Aston"), 161 N. Clark Street, 12th Floor, Chicago, IL 60601, is the investment adviser to the Funds. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management Inc. and its affiliates ("ABN AMRO"). Aston was formed in April 2006 and has a limited operating history as of the date of this Prospectus. As of December 1, 2006, Aston had approximately $5.4 billion in assets under management as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.



Aston intends to manage the Funds by engaging one or more subadvisers to manage the day-to-day operations of the Funds. Aston and the Funds intend to request from the SEC an exemptive order that would allow Aston to allocate and reallocate the assets of a Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston would have the authority to retain and terminate subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.


GENERAL

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser of each Fund.

For its advisory services, Aston is entitled to receive an annual management fee of 1.00% and 0.80% based on the average daily net assets from the Aston/ABN AMRO International Fund and Aston/Optimum Large Cap Opportunity Fund, respectively.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreements and subadvisory agreements will be available in the shareholder report dated April 30, 2007.

THE SUBADVISERS


The accompanying information highlights each Fund's subadviser and its portfolio managers.


ASTON/ABN AMRO INTERNATIONAL FUND


ABN AMRO Asset Management Inc. ("AAAM"), 161 N. Clark Street, 9th Floor, Chicago, Illinois 60601, serves as the subadviser to Aston/ABN AMRO International Fund. As of November 30, 2006, AAAM managed approximately $20.5 billion in assets consisting of primarily institutional accounts, including insurance, pension and profit-sharing trusts.


In rendering investment advisory services to the Fund, the Subdviser may use the resources of other wholly-owned subsidiaries of ABN AMRO Holdings N.V. In particular, ABN AMRO Asset Management (Netherlands), B.V. ("ABN AMRO Netherlands"), a Netherlands corporation, which is not a registered U.S. adviser, may provide resources to the Subadviser in connection with managing the Fund. Such services will be provided subject to the terms of a no-action letter granted by the SEC in 1997 governing the use of "Participating Affiliates." ABN AMRO Netherlands and its associated persons who provide services to U.S. clients are subject to the supervision of the Subadviser and other conditions of the no-action letter.

ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND


Optimum Investment Advisors, LLC ("Optimum"), 100 South Wacker Drive, Suite 2100, Chicago, Illinois 60606, serves as the subadviser to Aston/Optimum Large Cap Opportunity Fund. As of November 30, 2006, Optimum managed more than $1.6 billion in assets for investment companies, institutional and high net-worth clients.

   PORTFOLIO MANAGER(S)                     INVESTMENT EXPERIENCE
   --------------------                     ---------------------
Aston/ABN AMRO International Fund

           Andrew A. King   Co-Portfolio Manager since the Fund's inception;
                            Investment Director with AAAM since February 2000.
                            Mr. King heads the management team for the Fund and
                            is responsible for establishing AAAM's Australian
                            asset management business. Prior to Mr. King's
                            tenure with AAAM, he was Regional Director of
                            Prudential Portfolio Managers in Singapore; Director
                            of Equities at Norwich Investment Management; and
                            Head of Equities at Armstrong Jones. Mr. King's
                            career began in 1985 with a major firm of London
                            stockbrokers, Strauss, Turnbull & Co. Mr. King
                            graduated in 1984 from Sydney University and is an
                            Associate of the Securities Institute of Australia.

        Daniel W. Hemmant   Co-Portfolio Manager since the Fund's inception;
                            Senior Portfolio Manager of AAAM since May 2006.
                            Prior to joining AAAM, Mr. Hemmant managed global
                            and U.S. equities at Newton Investment Management
                            from 2001-2005. Prior to 2001, he was an Investment
                            Director at Cazenove Fund Management and Fund
                            Manager at Guinness Flight Global Asset Management
                            (now Investec). Mr. Hemmant graduated in 1991 from
                            Cambridge University and is an Associate Member of
                            the AIIMR.

Aston/Optimum Large Cap Opportunity Fund

        Andrew J. Goodwin   Co-Portfolio Manager since the Fund's inception.
                            Chairman and Co-founder of Optimum. Prior to
                            co-founding Optimum in 1989, Mr. Goodwin held
                            positions at First Boston Corp. and Smith Barney.
                            Mr. Goodwin graduated from Princeton University and
                            received his MBA from Northwestern University's
                            Kellogg School of Management.

Keith F. Pinsoneault, CFA   Co-Portfolio Manager since the Fund's inception. Mr.
                            Pinsoneault has been employed by Optimum since 1997
                            and currently serves as the firm's President. Prior
                            to Mr. Pinsoneault's tenure with Optimum, he served
                            in senior executive capacities at several Wall
                            Street brokerage firms. Other experience includes:
                            President of Sutro & Company and a Senior Portfolio
                            Manager at Harris, Bretall, Sullivan and Smith in
                            San Francisco. Mr. Pinsoneault graduated from
                            Marquette University and is an accredited Chartered
                            Financial Analyst.



Additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds is available in the SAI.

RELATED PERFORMANCE

ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND


The following is a composite of large cap accounts managed by the Portfolio Managers of Aston/Optimum Large Cap Opportunity Fund (the "Composite"). As of October 31, 2006, the Composite was composed of 49 accounts and assets of $184 million. The investment objectives, policies and strategies of Aston/Optimum Large Cap Opportunity Fund are substantially similar to those of the Composite.


                                  TOTAL RETURN

YEAR                 S&P
 END   COMPOSITE   500 (A)
----   ---------   -------
2005     10.71%      4.91%
2004     14.60%     10.88%
2003     29.70%     28.68%
2002    -16.81%    -22.06%
2001    -15.01%    -11.93%
2000     -8.41%     -9.10%
1999     20.18%     21.04%
1998     32.02%     28.58%
1997     27.63%     33.36%
1996     23.75%     22.96%
1995     30.34%     37.58%

(a) The S&P 500 Index reflects the total return of securities comprising the index, including changes in the market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the index to not reflect deduction of transaction costs or expenses, including management fees.


                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended September 30, 2006)



             Managed
             Account   S&P 500
             -------   -------
One Year     8.53%     10.78%
Three Year  14.89      12.29
Five Year   10.58       6.97
Ten Year     9.45       8.59



* The 2006 year-to-date return for the Composite and S&P 500 through September 30, 2006 was 7.23% and 8.52%, respectively.


The performance of the Composite does not represent the historical performance of the Aston/Optimum Large Cap Opportunity Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. If the Fund's fees and expenses had been used in calculating the Composite's performance, the performance of the Composite would have been lower. In addition, the Composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Composite. The results for different products may vary.

Shareholder Information

OPENING AN ACCOUNT

-    Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investment requirements for each Aston Fund are as follows:

     -    Regular accounts: $2,500

     -    Individual Retirement Accounts (IRAs): $500


     -    Education Savings Accounts: $500


     - Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500


- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.



- Purchase, exchange and redemption requests received and processed before 4:00 p.m. ET receive that business day's closing NAV. Trades received after 4:00 p.m. ET receive the following business day's NAV.


-    Make your initial investment using the following table as a guideline.

- All account openings and subsequent transaction requests must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

-    The account number and Fund name are included.

-    The amount of the transaction is specified in dollars or shares.

- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

-    Any required Medallion Signature Guarantees are included.


- Other supporting legal documents (as necessary) are present, including such Requirements for Written Requests as described later in this "Shareholder Information" Section.



    BUYING SHARES                  TO OPEN AN ACCOUNT                  TO ADD TO AN ACCOUNT ($50 MINIMUM)
----------------------   --------------------------------------   -------------------------------------------
THROUGH YOUR FINANCIAL   -  Your financial representative is      -  Your financial representative is
REPRESENTATIVE              responsible for transmitting the         responsible for transmitting the order
                            order promptly.                          promptly.

BY MAIL                  -  Complete and sign your application.   -  Return the investment slip from a
                                                                     statement with your check in the
ASTON FUNDS              -  Make your check payable to Aston         envelope provided and mail to us at the
P.O. BOX 9765               Funds and mail to us at the              address at the left.
PROVIDENCE, RI 02940        address at the left.
                                                                  -  We accept checks, bank drafts, money
OVERNIGHT DELIVERY       -  We accept checks, bank drafts and        orders, wires and ACH for purchases (see
                            money orders for purchases.              "Other Features" as described later in
ASTON FUNDS                 Checks must be drawn on U.S. banks       this "Shareholder Information"
101 SABIN STREET            to avoid any fees or delays in           Section).  Checks must be drawn on U.S.
PAWTUCKET, RI 02860         processing.                              banks.  There is a minimum $20 charge
                                                                     for returned checks.
                         -  We do not accept travelers,
                            temporary, post-dated, credit card    -  Give the following wire/ACH information
                            courtesy, second or third party          to your bank:
                            checks (which are check made             Mellon Trust of New England
                            payable to someone other than the        ABA #01-10-01234
                            Funds).                                  For: Aston Funds

                                                                     A/C 140414
                                                                     FBO "Aston Fund Number"
                                                                     "Your Account Number"

                                                                  -  Include your name, account number,
                                                                     tax payer identification number or
                                                                     Social Security number, address and the
                                                                     Fund you wish to purchase in the wiring
                                                                     instructions.

                                                                  -  We do not accept travelers, temporary,
                                                                     post-dated, credit card courtesy, second
                                                                     or third party checks (which are checks
                                                                     made payable to someone other than the
                                                                     Funds).

                                                                  -  For your protection, our current
                                                                     Internet capabilities allow you to check
                                                                     balances and transfer monies only
                                                                     between Funds.  Please contact us via
                                                                     mail with a signed letter of instruction
                                                                     for all other changes to your account.

BY PHONE                 -  Obtain a Fund and account number      -  Verify that your bank or credit union is
                            by calling Aston Funds at the            a member of the ACH.
800 992-8151                number at the left.
                                                                  -  To place your request with an Investor
                         -  Instruct your bank (who may charge       Services Associate, call between 9 a.m.
                            a fee) to wire or ACH the amount         and 7 p.m. ET, Monday - Friday.
                            of your investment.
                                                                  -  You should complete the "Bank Account
                         -  Give the following wire/ACH              Information" section on your account
                            information to your bank:                application.
                            Mellon Trust of New England
                            ABA #01-10-01234                      -  When you are ready to add to your
                            For: Aston Funds                         account, call Aston Funds and tell the
                            A/C 140414                               representative the Fund name, account
                            FBO "Aston Fund Number"                  number, the name(s) in which the account
                            "Your Account Number"                    is registered and the amount of your
                                                                     investment.
                         -  Return your completed and signed
                            application to:                       -  Instruct your bank (who may charge a
                                                                     fee) to wire or ACH the amount of your
                            Aston Funds                              investment.
                            P.O. Box 9765
                            Providence, RI 02940                  -  Give the following wire/ACH information
                                                                     to your bank:
                                                                     Mellon Trust of New England
                                                                     ABA #01-10-01234
                                                                     For: Aston Funds
                                                                     A/C 140414
                                                                     FBO "Aston Fund Number"
                                                                     "Your Account Number"

                                                                  -  Include your name, account number,
                                                                     taxpayer identification number or Social
                                                                     Security number, address and the Fund(s)
                                                                     you wish to purchase in the wire

                                                                     instructions.

BY INTERNET              -  Download the appropriate account      -  Verify that your bank or credit union is
                            application(s) from our Web site.        a member of the ACH.
WWW.ASTONFUNDS.COM

                         -  Complete and sign the                 -  Complete the "Purchase, Exchange and
                            application(s). Make your check          Redemption Authorization" section of
                            payable to Aston Funds and mail it       your account application.
                            to the address under "By Mail"
                            above.                                -  Self-register for online account access at
                                                                     www.astonfunds.com. Your social
                                                                     security number or employer
                                                                     identification number, account number
                                                                     and other security validating
                                                                     information will be required for
                                                                     registration.

                                                                  -  When you are ready to add to your
                                                                     account, access your account through
                                                                     Aston Funds' Web site and enter your
                                                                     purchase instructions in the highly
                                                                     secure area for shareholders only called
                                                                     "Account Access." ACH purchases on the
                                                                     Internet may take 3 or 4 business days.



Other funds in the Aston family of funds and share classes are available through separate prospectuses.


Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different Fund is treated as a sale and a new purchase.

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for you if the shares are not held in a tax deferred account and may subject you to a redemption fee.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.


    SELLING SHARES                    DESIGNED FOR...                  TO SELL SOME OR ALL OF YOUR SHARES...
-------------------------   -----------------------------------   ----------------------------------------------
THROUGH YOUR FINANCIAL      -  Accounts of any type               -  Your financial representative is
REPRESENTATIVE                                                       responsible for transmitting the order
                                                                     promptly.

BY MAIL                     -  Accounts of any type               -  Write and sign a letter of instruction
                                                                     account number, the name(s) in which the
ASTON FUNDS                 -  Sales or redemptions of any size      account is registered and the dollar value
P.O. BOX 9765                  (For redemptions over $50,000         or number of shares you wish to sell.
PROVIDENCE, RI 02940           please see Medallion Signature
                               Guarantee on the next page)        -  Include all signatures and any additional
OVERNIGHT DELIVERY                                                   documents that may be required.  (See
                                                                     "Selling Shares in Writing" later in this
ASTON FUNDS                                                          "Shareholder Information" Section).
101 SABIN STREET                                                     Signatures must be in original form, as
PAWTUCKET, RI 02860                                                  photocopies are not accepted.

                                                                  -  Mail to us at the address at the left.

                                                                  -  A check will be mailed to the name(s) and
                                                                     address in which the account is
                                                                     registered.  If you would like the check
                                                                     mailed to a different address, you must
                                                                     write a letter of instruction and have it
                                                                     Medallion Signature Guaranteed.

                                                                  -  Proceeds may also be sent by wire or ACH
                                                                     (see "Other Features" later in this
                                                                     "Shareholder Information" Section).

BY PHONE                    -  Non-retirement accounts            -  For automated service 24 hours a day using
                                                                     your touch-tone phone, call 800 992-8151.

800 992-8151                -  Sales of up to $50,000 (for
                               accounts with telephone account    -  To place your request with an Investor
                               privileges)                           Services Associate, call between 9 a.m. and
                                                                     7 p.m. ET, Monday - Friday.

                                                                  -  A check will be mailed to the name(s) and
                                                                     address in which the account is
                                                                     registered.  If you would like the check
                                                                     mailed to a different address, you must
                                                                     write a letter of instruction and have it
                                                                     Medallion Signature Guaranteed.

                                                                  -  Proceeds may also be sent by wire or ACH
                                                                     (see "Other Features" later in this
                                                                     "Shareholder Information" Section).

                                                                  -  The Funds reserve the right to refuse any
                                                                     telephone sales request and may modify the
                                                                     procedures at any time. The Funds make
                                                                     reasonable attempts to verify that
                                                                     telephone instructions are genuine, but you
                                                                     are responsible for any loss that you may
                                                                     bear from telephone requests.

BY INTERNET                 -  Non-retirement accounts            -  Complete the "Purchase, Exchange and
                                                                     Redemption Authorization" section of your
WWW.ASTONFUNDS.COM                                                   account application.

                                                                  -  Self-register for online account access at
                                                                     www.astonfunds.com. Your social security
                                                                     number or employer identification number,
                                                                     account number and other security
                                                                     validating information will be required for
                                                                     registration.

                                                                  -  When you are ready to redeem a portion of
                                                                     your account, access your account through
                                                                     Aston Funds' Web site and enter your
                                                                     redemption instructions in the highly
                                                                     secure area for shareholders only called
                                                                     "Account Access." A check for the proceeds
                                                                     will be mailed to you at the address of
                                                                     record.

                                                                  -  Proceeds may also be sent by wire or ACH
                                                                     (see "Other Features" later in this
                                                                     "Shareholder Information" Section.)


SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

-    your address of record has changed within the past 30 days

-    you are selling more than $50,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

SELLER                           REQUIREMENTS FOR WRITTEN REQUESTS

Owners of individual, joint,     -    Letter of instruction
sole proprietorship,
UGMA/UTMA, or general partner    -    On the letter, the signatures and titles
accounts                              of all persons authorized to sign for the
                                      account, exactly as the account is
                                      registered, must be in original form, as
                                      photocopies are not accepted

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners of corporate or           -    Letter of instruction
association accounts
                                 -    Corporate resolution certified within the
                                      past 12 months

                                 - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners or trustees of trust      -    Letter of instruction

                                 -    On the letter, the signature of the
                                      trustee(s) must be in original form, as
                                      photocopies are not accepted

                                 -    If the names of all trustees are not
                                      registered on the account, a copy of the trust document certified within the past
                                      12 months

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Joint tenancy shareholders       -    Letter of instruction signed by the
whose co-tenants are deceased         surviving tenant must be in original form,
                                      as photocopies are not accepted

                                 -    Copy of death certificate

                                 -    Medallion Signature Guarantee, if
                                      applicable (see next page for more
                                      details)

Executors of shareholder         -    Letter of instruction signed by executor
estates                               must be in original form, as photocopies
                                      are not accepted

                                 -    Copy of order appointing executor

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Administrators, conservators,    -    Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                     -    IRA distribution request form completed
                                      and signed. Call 800 992-8151 for a form,
                                      or download a form from our Web site,
                                      www.astonfunds.com.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES

The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Funds have elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS

To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, custodial accounts for minors, or Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE


When you buy, exchange or sell shares, the net asset value ("NAV") next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by an adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by an adviser in accordance with guidelines adopted by the Board of Trustees.

Because many of the securities owned by the Aston/ABN AMRO International Fund trade on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's assets may change on days when you are unable to purchase or redeem shares.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests for each Fund must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;

-    suspend the offering of Fund shares;

- change the initial and additional investment minimums or waive these minimums for any investor;

- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

-    change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number, or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING

The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Funds' NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

- Aston/ABN AMRO International Fund has adopted a redemption fee for shares held less than 90 calendar days;

- The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

-    The Funds reserve the right to:

     - Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;

     - Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

     - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

     - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Funds notify intermediaries of and request that they enforce these policies and procedures, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES

Aston/ABN AMRO International Fund assesses a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Fund will notify intermediaries, such as broker-dealers or plan administrators, of the Fund's policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Fund. There is no assurance that the Fund's redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Fund to impose a redemption fee (as discussed above); and circumstances where the Fund's Administrator believes it to be in the best interest of the Fund and in accordance with the Fund's policies and procedures to waive the redemption fee on behalf of the Fund.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

-    after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS


The Funds distribute income dividends and net capital gains. Income dividends represent the earnings from a Fund's investment less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.


DIVIDENDS


The Aston/ABN AMRO International Fund will declare and pay dividends annually and the Aston/Optimum Large Cap Opportunity Fund will declare and pay dividends quarterly. Capital gains, if any, will be distributed for both Funds at least once a year in December.


UNCASHED CHECKS

Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS

Many investors have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE


The Funds maintain a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.


Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

-    you must have at least $50,000 in your account;

-    determine the schedule: monthly, quarterly, semi-annually or annually;

-    call 800 992-8151 to add a systematic withdrawal plan to your account.


RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS



Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.


DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, a fee at an annual rate of not more than 0.25% of each Fund's Class N shares' average daily net assets is paid to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to distribution and service fees paid by the Funds, Aston compensate many intermediaries that distribute and/or service investors in the Funds for various services out of their own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The sub-advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the advisers consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI.

TAXES

For federal income tax purposes:

- The Funds pay dividends at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.


- Distributions of "qualified dividend income" (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) will generally be taxed to individuals and other non-corporate investors in the Funds at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund. Therefore, it is not expected that a significant amount of the International Fund's distribution will qualify for treatment as qualified dividend income when distributed by the Fund.


- Distributions declared in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds with a complete and correct taxpayer identification information and required certification, or if the IRS so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

- If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may be able to claim an offsetting tax credit or deduction depending on your particular circumstances.

Financial Highlights

The Funds' Class N shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated into this prospectus by reference and dated December 26, 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:  Aston Funds
          P.O. Box 9765
          Providence, RI 02940

Phone:    Shareholder Services & Fund Literature - 800 992-8151

          Investment Advisor Services - 800 597-9704

Web site: www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File Number: 811-8004

                                   ASTON FUNDS

                            (Formerly ABN AMRO Funds)

                       ASTON/ABN AMRO INTERNATIONAL FUND*
                    ASTON/OPTIMUM LARGE CAP OPPORTUNITY FUND

                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 26, 2006

     This Statement of Additional Information dated December 26, 2006 ("SAI") provides supplementary information pertaining to shares representing interests in two investment portfolios of Aston Funds, formerly known as ABN AMRO Funds (the "Trust").

     This SAI is not a Prospectus and should be read in conjunction with the Funds' current Prospectus dated December 26, 2006, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the Prospectus.

     The SAI is incorporated by reference into the Prospectus.

     You may obtain a Prospectus at no charge by contacting the Trust at ASTON FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151, or by downloading it from www.astonfunds.com.

----------
* As of the date of the SAI, shares of the Aston/ABN AMRO International Fund are not currently available to the public. Sales of shares of the Fund have been postponed and will not be available until further notice.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS................................................................      1
INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS................      1
INVESTMENT RESTRICTIONS..................................................     19
NON-FUNDAMENTAL INVESTMENT POLICIES......................................     20
TRUSTEES AND OFFICERS OF THE TRUST.......................................     21
PROXY VOTING POLICIES AND PROCEDURES.....................................     25
INVESTMENT ADVISORY AND OTHER SERVICES...................................     25
   The Investment Adviser................................................     25
   The Subadvisers.......................................................     27
   The Administrator.....................................................     30
   The Subadministrator..................................................     31
   Subadministration Fees................................................     31
   The Distributor.......................................................     31
   The Distribution Plan.................................................     32
   Redemption Fees.......................................................     32
   Custodian.............................................................     33
   Transfer Agent and Dividend Paying Agent..............................     33
   Counsel and Independent Registered Public Accounting Firm.............     33
BROKERAGE ALLOCATION AND OTHER PRACTICES.................................     33
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.........................     33
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................     35
DESCRIPTION OF SHARES....................................................     36
NET ASSET VALUE..........................................................     38
REDEMPTIONS-IN-KIND......................................................     39
DIVIDENDS................................................................     39
FEDERAL INCOME TAXES.....................................................     39
PERFORMANCE INFORMATION..................................................     43
FINANCIAL STATEMENTS.....................................................     44
OTHER INFORMATION........................................................     44
APPENDIX A...............................................................    A-1
APPENDIX B...............................................................    B-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

     Aston Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-2468, is a no-load open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to December 1, 2006, the Trust was known as "ABN AMRO Funds." As of the date of this SAI, shares of the Aston/ABN AMRO International Fund are not currently available to the public. Sales of shares of the Fund have been postponed and will not be available until further notice.

            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in the Prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions," are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING

     A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange

Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

CONVERTIBLE SECURITIES

     Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

     The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund's overall portfolio.

     Each Fund may engage in derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Prospectus. The Funds will not engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser or Subadviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

     Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser or Subadviser will not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest include, but are not limited to, forward commitments, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

     WARRANTS AND RIGHTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes various types of fixed income securities in which a Fund may invest.

     TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the U.S. Treasury securities are generally regarded as having the lowest credit risks.

     AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a "GSE") acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Many international equity securities in which a Fund may invest will be traded in foreign currencies. The Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such instruments for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser or Subadviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

     Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

     Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chooses to do so.

     Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

     The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

     Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

     In making investment decisions for a Fund, the Investment Adviser or Subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Investment Adviser's or Subadviser's decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

     Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Subadviser deems it appropriate to do so.

     A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS

     Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contracts may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates.

     At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Gain derived by a Fund from the use of such instruments generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

     With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that a Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

     To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

     A Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

INVESTMENT COMPANY SHARES

     Investments by the Fund in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. A Fund is permitted to invest in shares of an Aston money market fund for cash management purposes, provided that the Investment Adviser or Subadviser or any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser or Subadviser believes that the credit risk with respect to the investment is minimal.

     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

     BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

     COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

     EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

     YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches that are located in the U.S., typically in New York. These CDs are treated as domestic securities.

OPTIONS

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this SAI, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment

Adviser or Subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Trust's Custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this SAI, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Subadviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this SAI, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Subadviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Subadviser. The Investment Adviser or Subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price.

RESTRICTED SECURITIES

     Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act, pursuant to guidelines adopted by the Trust's Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

ROYALTY INCOME TRUSTS

     A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

RULE 144A SECURITIES

     A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Subadviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT-TERM TRADING

     Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

TEMPORARY DEFENSIVE POSITIONING

     The investments and strategies described throughout the prospectus are those the Investment Adviser and Subadvisers intend to use under normal conditions. When the Investment Adviser or Subadviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

     A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price

Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

     The investment objectives of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

     The Large Cap Opportunity Fund may not:

          (1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.

     The International Fund may not:

          (2) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

     Each Fund may not:

          (3) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

          (4) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

          (5) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

          (6) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies.

          (7) Make investments in securities for the purpose of exercising control.

          (8) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

          (9) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

          (10) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

          (11) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

          (12) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

          (13) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

          The Aston/Optimum Large Cap Opportunity Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in common stock and other equity securities of large-cap companies that offer the growth potential at a reasonable price. The Fund considers companies with market capitalization s of $7 billion or more at the time of acquisition to be large-cap. Shareholders of the Fund will be given at least 60 days' notice of any changes to this policy.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                TERM OF                                                       NUMBER OF
                               OFFICE(2)                                                    PORTFOLIOS IN
                              AND LENGTH                                                     FUND COMPLEX      OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE(1)           OF TIME                                                      OVERSEEN BY          DIRECTORSHIPS
AND POSITION(S) WITH TRUST     SERVED(1)   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS      TRUSTEE         HELD BY TRUSTEE(3)
--------------------------    ----------   ----------------------------------------------   -------------   ------------------------
                                                       DISINTERESTED TRUSTEES
                                                                                                            Director, United
Leonard F. Amari                13 years   Partner at the law offices of Amari &                  27        Community Bank of Lisle;
c/o 161 North Clark Street                 Locallo, a practice with exclusive                               Director, Delaware Place
Chicago, IL 60601                          concentration in real estate taxation and                        Bank; Trustee, John
Age: 64                                    related areas, since 1987; Special Assistant                     Marshall Law School
Trustee                                    Attorney General since 1986.

Robert A. Kushner                7 years   Retired. Vice President, Secretary and                 27        None
c/o 161 North Clark Street                 General Counsel at Cyclops Industries, Inc.,
Chicago, IL 60601                          1976-1992.
Age: 71
Trustee

Gregory T. Mutz                 13 years   CEO of AMLI Residential Properties Trust               27        Chairman of the Board of
c/o 161 North Clark Street                 (NYSE: AML) (a Multifamily REIT), a successor                    AMLI Residential
Chicago, IL 60601                          company to AMLI Realty Co. since 2004;                           Properties Trust;
Age: 61                                    Chairman of AMLI Residential Properties since                    Director of Abt
Trustee                                    1994; Vice Chairman of UICI (NYSE: UCI) (an                      Associates Inc.
                                           insurance holding company) from 2003-2004;                       (agribusiness); Director
                                           President and CEO of UICI from 1999-2003;                        of Alico, Inc.
                                           Chairman of Academic Management Services                         (agribusiness)
                                           Corp. (a student loans and finance company)
                                           from 2000-2003.

Robert B. Scherer                7 years   President of The Rockridge Group, Ltd (title           27        Director, Title
c/o 161 North Clark Street                 insurance industry consulting services) since                    Reinsurance Company
Chicago, IL 60601                          1994.                                                            (insurance for title
Age: 65                                                                                                     agents)
Trustee

Nathan Shapiro                  13 years   President of SF Investments, Inc.                      27        Director, Baldwin &
c/o 161 North Clark Street                 (broker/dealer and investment banking firm)                      Lyons, Inc. (property
Chicago, IL 60601                          since 1971.                                                      and casualty insurance
Age: 70                                                                                                     firm)
Trustee

Denis Springer                   7 years   Retired. Senior Vice President and Chief               27        None
c/o 161 North Clark Street                 Financial Officer of Burlington Northern
Chicago, IL 60601                          Santa Fe Corp. (railroad), 1995-1999.
Age: 60
Trustee

                                TERM OF                                                       NUMBER OF
                               OFFICE(2)                                                    PORTFOLIOS IN
                              AND LENGTH                                                    FUND COMPLEX       OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE(1)           OF TIME                                                      OVERSEEN BY          DIRECTORSHIPS
AND POSITION(S) WITH TRUST     SERVED(1)   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS      TRUSTEE         HELD BY TRUSTEE(3)
--------------------------    ----------   ----------------------------------------------   -------------   ------------------------
                                                        INTERESTED TRUSTEE(4)

Stuart D. Bilton, CFA           13 years   Chief Executive Officer, Aston Asset                   27        Director, Baldwin &
c/o 161 North Clark Street                 Management LLC, since 2006; Vice Chairman of                     Lyons, Inc. (property
Chicago, IL 60601                          ABN AMRO Asset Management Holdings, Inc.                         and casualty insurance
Age: 60                                    2003-2006; President and Chief Executive                         firm)
Chairman, Board of Trustees                Officer of ABN AMRO Asset Management
                                           Holdings, Inc. from 2001-2003; President of
                                           Alleghany Asset Management, Inc. from
                                           1996-2001 (purchased by ABN AMRO in
                                           February 2001).

                                                   OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson             13 years   President, Aston Asset Management LLC, since          N/A        N/A
c/o 161 North Clark Street                 2006; President, ABN AMRO Structured
Chicago, IL 60601                          Investment Funds and ABN AMRO Variable
Age: 42                                    Insurance Trust, since 2005; President and
President (Chief Executive                 Chief Executive Officer of ABN AMRO
Officer)                                   Investment Fund Services, Inc. (formerly
                                           known as Alleghany Investment Services, Inc.)
                                           1995-2006; Executive Vice President of ABN
                                           AMRO Asset Management (USA) LLC 2001-2005;
                                           Director, ABN AMRO Trust Services Company
                                           2001-2005; Director, TAMRO Capital Partners
                                           LLC and Veredus Asset Management LLC
                                           2001-2006; Officer of the Trust since 1993;
                                           CPA.

Gerald F. Dillenburg            10 years   Chief Compliance Officer and Chief Financial          N/A        N/A
c/o 161 North Clark Street                 Officer, Aston Asset Management LLC, since
Chicago, IL 60601                          2006; Chief Financial Officer and Chief
Age: 39                                    Compliance Officer, ABN AMRO Structured
Senior Vice President,                     Investment Funds and ABN AMRO Variable
Secretary and Treasurer                    Insurance Trust, since 2005; Chief Senior
(Chief Financial Officer,                  Managing Director ("SMD") of ABN AMRO
Chief Operating Officer and                Investment Fund Services, Inc. (formerly
Chief Compliance Officer)                  known as Alleghany Investment Services, Inc.)
                                           1996-2006; SMD of ABN AMRO Asset Management
                                           Holdings, Inc. and ABN AMRO Asset Management,
                                           Inc. (formerly known as Chicago Capital
                                           Management, Inc.) 2001-2006; Operations
                                           manager and compliance officer of ABN AMRO
                                           mutual funds 1996-2006; CPA.

William Long                     5 years   Vice President of Montag & Caldwell, Inc.             N/A        N/A
c/o 161 North Clark Street                 since 2000; former

                                TERM OF                                                       NUMBER OF
                               OFFICE(2)                                                    PORTFOLIOS IN
                              AND LENGTH                                                    FUND COMPLEX       OTHER TRUSTEESHIPS/
NAME, ADDRESS, AGE(1)           OF TIME                                                      OVERSEEN BY          DIRECTORSHIPS
AND POSITION(S) WITH TRUST     SERVED(1)   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS      TRUSTEE         HELD BY TRUSTEE(3)
--------------------------    ----------   ----------------------------------------------   -------------   ------------------------
Chicago, IL 60601                          Vice President and Director of Sales for First
Age: 45                                    Capital Group, First Union National
Vice President                             Bank, 1996-2000.

(1)  As of December 1, 2006.

(2) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.


(3) Each Trustee also serves as Trustee for ABN AMRO Structured Investment Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the new trust is not effective and was not operational as of the date of this SAI. Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable Insurance Trust, a new trust whose registration statement is not effective and was not operational as of the date of this SAI.


(4) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset Management LLC and related entities, which act as the Funds' Investment Adviser.

     The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2006.

     The Trustees have also established a Nominating and Governance Committee consisting of six members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2006.

     The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro, Mutz and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2006.

     Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at December 31, 2005.

                                          AGGREGATE DOLLAR RANGE
                                         OF EQUITY SECURITIES IN
                         DOLLAR RANGE   ALL REGISTERED INVESTMENT
                           OF EQUITY        COMPANIES OVERSEEN
                          SECURITIES       BY TRUSTEE IN FAMILY
NAME OF TRUSTEE          IN THE FUNDS    OF INVESTMENT COMPANIES
---------------          ------------   -------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari             None             Over $100,000
Robert Kushner               None             Over $100,000
Gregory T. Mutz              None             Over $100,000
Robert Scherer               None             Over $100,000
Nathan Shapiro               None             Over $100,000
Denis Springer               None             Over $100,000

INTERESTED TRUSTEE
Stuart Bilton                None             Over $100,000

REMUNERATION

     The Trustees of the Trust who are not affiliated with the Investment Adviser or Subadvisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2005, the Trustees receive $5,000 for each regular Board Meeting attended and an annual retainer of $25,000. The Trustees also receive $1,000 per special telephonic board meeting and $250 per Pricing Committee meeting. Members of the Audit Committee receive an annual retainer of $2,500 and members of the Nominating and Governance Committee receive an annual retainer of $2,000. The Chairman of the Audit Committee receives an additional $10,000 per year and the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year. The Lead Independent Trustee receives an additional $20,000 per year. Prior to January 1, 2005, the Trustees received $5,000 for each Board Meeting attended and an annual retainer of $10,000. The Trustees also received $1,500 per telephonic board meeting and $100 per telephonic committee meeting. The Chairman of the Audit Committee received an additional $5,000 per year. No officer or employee of the Investment Adviser, Subadvisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer.

     The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2006. There were no 'compensated persons' who received more than $120,000 in aggregate compensation from the Trust for the same period.

                                         PENSION OR
                           AGGREGATE     RETIREMENT     ESTIMATED       TOTAL
                         COMPENSATION     BENEFITS       ANNUAL     COMPENSATION
                           RECEIVED      ACCRUED (AS    BENEFITS     FROM TRUST
                             FROM       PART OF FUND      UPON        AND FUND
TRUSTEE                    THE TRUST      EXPENSES)    RETIREMENT      COMPLEX
-------                  ------------   ------------   ----------   ------------
DISINTERESTED TRUSTEES
Leonard F. Amari            $72,000          N/A           N/A         $72,000
Robert A. Kushner            69,500          N/A           N/A          69,500
Gregory T. Mutz              89,500          N/A           N/A          89,500
Robert B. Scherer            79,500          N/A           N/A          79,500
Nathan Shapiro               59,500          N/A           N/A          59,500
Denis Springer               69,500          N/A           N/A          69,500

                                         PENSION OR
                           AGGREGATE     RETIREMENT     ESTIMATED       TOTAL
                         COMPENSATION     BENEFITS       ANNUAL     COMPENSATION
                           RECEIVED      ACCRUED (AS    BENEFITS     FROM TRUST
                             FROM       PART OF FUND      UPON        AND FUND
TRUSTEE                    THE TRUST      EXPENSES)    RETIREMENT      COMPLEX
-------                  ------------   ------------   ----------   ------------
INTERESTED TRUSTEE
Stuart D. Bilton                N/A          N/A           N/A             N/A
Julian Ide*                     N/A          N/A           N/A             N/A

----------
*    Mr. Ide resigned from the Board on September 15, 2006

     As of December 26, 2006, the Funds had yet to commence operations and the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

CODE OF ETHICS

     The Trust, its Investment Adviser, Subadvisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust has delegated the voting of portfolio securities to its Investment Adviser on behalf of the Funds. Aston Asset Management LLC (Aston" or "Investment Adviser") has delegated to its subadvisers the voting of portfolio securities. The Subadvisers have each adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of the applicable Subadviser. Summaries of the Proxy Voting Policies and Procedures are included under Appendix B.

     After the Funds have commenced operations, information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 will available without charge on the Trust's Web site at www.astonfunds.com and on the SEC's Web site at www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

     As described in the Prospectus, the Trust employs Aston Asset Management LLC ("Aston" or the "Investment Adviser") to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Funds' investment programs under an Investment Advisory Agreement dated November 30, 2006. Aston has engaged the Subadvisers to manage the day-to-day operations of the Funds, each of whom have experience with the Funds and/or in the investment advisory business.

     The advisory services provided by the Investment Adviser for each Fund and the fees for such services are described in the Prospectus.

     Aston, a majority owned subsidiary of Highbury Financial Inc. ("Highbury"), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management Inc. ("AAAM") and its affiliates. As of the date of this SAI, Aston had a limited operating history. Aston is located at 161 North Clark Street, Chicago, Illinois 60601. As of December 1, 2006, Aston had approximately $5.4 billion in assets under management.

     Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury's registration statement for its initial public offering of its Common Stock was declared effective by the SEC on January 25, 2006 and the offering generated net proceeds of approximately $43.8 million. Prior to the closing of the Strategic Transaction on November 30, 2006, Highbury had not engaged in any operations except for organizational and offering activities. Highbury has a limited operating history, and its principals have not previously owned or operated a mutual fund or investment advisory business. The Common Stock of Highbury is publicly traded in over-the-counter market under the symbol HBRF.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                   GROSS ADVISORY FEE
                                                (AS A % OF AVERAGE DAILY
                     FUND                              NET ASSETS)
                     ----                       ------------------------
Aston/ABN AMRO International Fund............             1.00%
Aston/Optimum Large Cap Opportunity Fund.....             0.80%

     Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of each Fund, through February 28, 2008, at the rates shown in the table below:

                     FUND                       CLASS N
                     ----                       -------
Aston/ABN AMRO International Fund............    1.55%
Aston/Optimum Large Cap Opportunity Fund.....    1.40%

     In addition, each Fund has agreed that during any of the first three years subsequent to the Fund's commencement of operations for a period of up to three years from the date following any waiver or reimbursement by Aston to repay such amount to the extent that after giving effect to the repayment of such amount, the adjusted annual fund operating expenses would not exceed the limit shown.

     Under the Investment Advisory Agreement on behalf of each Fund, the Investment Adviser is not liable for any error of judgment or mistake of law for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties from reckless disregard of its duties and obligations there under.

     The Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the applicable investment adviser. Aston may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

     Under the Investment Advisory Agreement, the Investment Adviser shall: (i) manage the investment and reinvestment of the assets of the Funds, (ii) continuously review, supervise and administer the investment program of the Funds, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the oversight of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective Prospectus and SAI.

     The Investment Advisory Agreement continues in effect for each Fund from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of the Fund or the Board of Trustees.

     The Investment Advisory Agreement with Aston also provides that Aston shall have the authority in the future, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more Subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any Subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston would also have the authority to retain and terminate Subadvisers, engage new Subadvisers and make material revisions to the terms of the Subadvisory Agreements subject to approval of the Board of Trustees, but not shareholder approval.

     As described above, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the Subadviser of each Fund. Because Aston will pay each Subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

THE SUBADVISERS

     On November 30, 2006, Aston entered into Subadvisory Agreements with AAAM (on behalf of Aston/ABN AMRO International Fund,) and Optimum Investment Advisors, LLC (on behalf of Aston/Optimum Large Cap Opportunity Fund).

     Under each Subadvisory Agreement, each Subadviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general oversight of the Board of Trustees of the Trust and the Investment Adviser. In addition, except as otherwise be prohibited by law or regulation, a Subadviser may, in its discretion and from time to time, waive a portion of its fee.

     Each Subadvisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement. Each of the Subadvisory Agreements continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

     For the services provided pursuant to the Subadvisory Agreements, the Investment Adviser pays the Subadvisers a fee based on each Fund's average daily net assets, computed daily and payable monthly, as follows:

                     FUND                                         SUBADVISORY FEE
                     ----                       --------------------------------------------------
Aston/ABN AMRO International Fund............           50% of: Advisory Fee (Less Expense
                                                Waivers/Reimbursements and Payments to Third-Party
                                                                  Intermediaries)
Aston/Optimum Large Cap Opportunity Fund.....           50% of: Advisory Fee (Less Expense
                                                Waivers/Reimbursements and Payments to Third-Party
                                                                  Intermediaries)

     ABN AMRO ASSET MANAGEMENT, INC.

     AAAM serves as the Subadviser to Aston/ABN AMRO International Fund. AAAM is a member of the ABN AMRO group of companies and is located at 161 North Clark, Chicago, Illinois 60601.

     In rendering investment advisory services to the Fund, the Subadviser may use the resources of other wholly-owned subsidiaries of ABN AMRO Holdings N.V. In particular, ABN AMRO Asset Management (Netherlands), B.V. ("ABN AMRO Netherlands"), a Netherlands corporation, which is not a registered U.S. adviser, may provide resources to the Subadviser in connection with managing the Fund. Such services will be provided subject to the terms of a no-action letter granted by the SEC in 1997 governing the use of "Participating Affiliates." ABN AMRO Netherlands and its associated persons who provide services to U.S. clients are subject to the supervision of the Subadviser and other conditions of the no-action letter.


     The table below shows other accounts for which each portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of December 26, 2006.



                                                      TOTAL         NUMBER OF
                                          NUMBER      ASSETS     ACCOUNTS MANAGED   ASSETS MANAGED
                                            OF       MANAGED    WITH ADVISORY FEE   WITH ADVISORY
                                         ACCOUNTS      (IN           BASED ON        FEE BASED ON
                                          MANAGED   MILLIONS)      PERFORMANCE        PERFORMANCE
                                         --------   ---------   -----------------   -------------
ASTON/ABN AMRO INTERNATIONAL FUND
   Andrew A. King
Registered Investment Companies.......       0         N/A              0                N/A
Other Pooled Investment Vehicles......       0         N/A              0                N/A
Other Accounts........................       0         N/A              0                N/A
   Daniel W. Hammant
Registered Investment Companies.......       0         N/A              0                N/A
Other Pooled Investment Vehicles......       0         N/A              0                N/A
Other Accounts........................       0         N/A              0                N/A


     Compensation. Compensation for the portfolio managers includes an annual base salary plus discretionary incentive compensation. Discretionary incentive compensation is based (1) 50% on investment performance of the Fund and other global accounts using after-tax performance as compared to the MSCI EAFE & Emerging Markets Index and the MSCI Global Index, respectively, and (2) 50% on the portfolio manager's overall contributions to the investment process. A portion of incentive compensation may be deferred. Compensation is not based on the value of assets held in the Fund's portfolio.

     Material Conflicts of Interest. Each portfolio manager for the Fund above manages multiple accounts, including their respective Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. AAAM has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     OPTIMUM INVESTMENT ADVISORS, LLC

     Optimum Investment Advisors, LLC ("Optimum") serves as the Subadviser for Aston/ Optimum Large Cap Opportunity Fund. Optimum is an independent registered investment adviser founded in 1990 with offices at 100 South Wacker Drive, Chicago, Illinois 60606.

     The table below shows other accounts for which each portfolio managers of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of November 30, 2006.

                                                      TOTAL         NUMBER OF
                                          NUMBER      ASSETS     ACCOUNTS MANAGED   ASSETS MANAGED
                                            OF       MANAGED    WITH ADVISORY FEE   WITH ADVISORY
                                         ACCOUNTS      (IN           BASED ON        FEE BASED ON
                                          MANAGED   MILLIONS)      PERFORMANCE        PERFORMANCE
                                         --------   ---------   -----------------   -------------
ASTON/OPTIMUM LARGE CAP OPPORTUNITY
   FUND
   Andrew J. Goodwin
Registered Investment Companies.......       0          N/A             0                 N/A
Other Pooled Investment Vehicles......       0          N/A             0                 N/A
Other Accounts........................      74         $209             0                 N/A
   Keith F. Pinsoneault, CFA
Registered Investment Companies.......       0          N/A             0                 N/A
Other Pooled Investment Vehicles......       0          N/A             0                 N/A
Other Accounts........................      96         $122             0                 N/A

     Compensation. Compensation for each portfolio manager includes an annual fixed base salary. In addition, the portfolio managers each own an equity interest in Optimum and, as such, participate in overall firm profits. Compensation is neither based on the value of assets held in the Fund's portfolio nor related to the performance of the Fund.

     Material Conflicts of Interest. The Portfolio Managers for the Fund manage other accounts as well as the Fund and makes investment selections and account transactions consistent with each account's objective. Such actions may be taken for one account and not another and may result in varying performance among clients. Optimum has in place policies and procedures designed to prevent conflicts among multiple accounts, although there can be no assurance that conflicts may not occur.

OWNERSHIP OF SECURITIES

The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund's portfolio managers as of the date of this SAI.

                                                                      DOLLAR RANGE OF
                  FUND                       PORTFOLIO MANAGER    SECURITIES IN THE FUND
                  ----                     --------------------   ----------------------
Aston/ABN AMRO International Fund             Andrew A. King                $0
                                             Daniel W. Hammant              $0
Aston/Optimum Large Cap Opportunity Fund     Andrew J. Goodwin              $0
                                           Keith F. Pinsoneault             $0

THE ADMINISTRATOR

     On November 30, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), the Trust and the Board of Trustees assigned the Administration Agreement between the Trust and AAIFS to Aston. After the assignment, Aston became the Administrator to the Fund.

     Aston provides certain administrative services to the Trust pursuant to an Administration Agreement. Under the Administration Agreement between Aston and the Trust, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

     The fee schedule to the Administration Agreement is as follows:

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  0.0490%             Up to $7.4 billion
  0.0465%             Over $7.4 billion

     The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE SUBADMINISTRATOR

     PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement between the Aston and PFPC. On November 30, 2006, the Subadministrator and Accounting Services Agreement was assigned from the former administrator to the Fund, AAIFS, to Aston.

     As Subadministrator, PFPC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Subadministrative and Accounting Services Agreement with the Administrator.

     As compensation for services performed under the Subadministration Agreement, the Subadministrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUBADMINISTRATION FEES

     The Subadministrator receives 0.022% of the fund complex average daily net assets. The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

     Prior to August 1, 2006, the fee schedule to the Subadministration Agreement was as follows::

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  0.0255%             Up to $7.4 billion
  0.0230%              Over $7.4 billion

     The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE DISTRIBUTOR

     PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the "Distribution Agreement") under which the Distributor sell shares of each Fund on a continuous basis.

     After the initial one-year term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940
Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

     The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

     Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

     To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan.

REDEMPTION FEES (Aston/ABN AMRO International Fund only)

     The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with the Fund impose any applicable redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have, or do not report to the Fund, sufficient information to impose a redemption fee on their customers' accounts.

     In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

     In addition to the circumstances noted in the preceding paragraph, the Fund's administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund and in accordance with the Fund's policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60606, serves as counsel to the Trust.

     Mayer, Brown Rowe & Maw LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.

     Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois, 60606, is the Trust's independent registered public accounting firm.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Subadvisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Subadvisers will follow a policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Subadvisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if a Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Subadvisers do not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the

Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considering as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Subadvisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Subadvisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Subadvisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Subadvisers, however, the results of such procedures will generally be in the best interest of each of the clients.

     The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of AAAM are brokers in the ABN AMRO International brokerage network.

     The Investment Adviser and Subadvisers or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in the Funds' prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or the Subadvisers or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each Fund within the Aston family of funds. In certain cases, the revenue sharing differs by Fund within the same intermediary. For several Funds, revenue sharing differs for the same Fund across certain intermediaries.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the placing of certain Funds on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxable as long-term capital gain. Net short-term capital gains of a fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund's portfolio holdings as of the end of each calendar month will be generally posted on the Funds' Web site, www.astonfunds.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Trust's Custodian, pricing services, fund accountants, Investment Adviser, Subadvisers, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. A list of the third parties (other than service providers) that receive the Funds' portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

      NAME         FREQUENCY                     FUNDS                    LAG TIME
----------------   ---------   ----------------------------------------   --------
TRACKING SERVICE
VESTEK             Monthly     Aston/ABN AMRO International Fund          None
                               Aston/Optimum Large Cap Opportunity Fund

     Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     Each Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

     Sales of shares of the Aston/ABN AMRO International Fund have been postponed and will not be available until further notice. Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, only Class N shares have been authorized by the Funds. Class N shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class N shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

MINIMUM INITIAL INVESTMENTS

     The minimum initial investment for Class N shares is $2,500 for each Fund, and the subsequent minimum investment is $50. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, Administrators and their affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

ANTI-MONEY LAUNDERING LAWS

     The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifiying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plans for such shares. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Board of Trustees has undertaken to the SEC, however, that it will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectus and proxy statements to current shareholders, fees of the Funds' Custodian, Administrator, Subadministrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

     Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

     Notwithstanding the foregoing, the Investment Adviser, the Subadvisers or other service providers may waive or reimburse the expenses of Class N shares to the extent permitted under Rule 18f-3 under the 1940 Act.

                                NET ASSET VALUE

     The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     Debt securities with maturities of sixty days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and Subadvisers in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

                              REDEMPTIONS-IN-KIND

     Larger redemptions may be detrimental to a Fund's existing shareholders. While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold.

                                   DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

                              FEDERAL INCOME TAXES

     The Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Code.

     In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or securities of one or more qualified publicly traded partnerships.

     To the extent that the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions are declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

     When the Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

     In writing a call option, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by the Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for federal income tax purposes. Such options held by the Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Fund are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     The Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

     Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. Distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by the Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate of 15%, without regard to how long a shareholder has held shares of the Fund. The 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by the Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Fund are not eligible for the dividends received deduction when distributed to the Fund's shareholders.

     To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund's shareholder to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for fewer than 60 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception market in the United States) or (b) treated as a passive foreign investment company.

     The Fund will notify its shareholders each year of the amount and type of dividends and distributions.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

     If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

     Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     Rather than being taxed on the PFIC income as discussed above, the Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in some circumstances, the Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. These same holding period rules generally apply at the Fund level; thus if the Fund makes an election to pass through any foreign tax amounts it must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by the Fund, the source of the Fund's income will flow through to shareholders of the Fund. In this case, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes generally are not deductible in computing alternative minimum taxable income.

OTHER TAXES

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by the Fund to non-U.S. investors. Effective for taxable years of the Fund beginning before January 1, 2008, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

                            PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

     From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

     Because the Funds have not yet commenced operations, no financial information is available. When available, the Funds' Annual and Semi-Annual Reports will be available upon request and without charge.

                               OTHER INFORMATION

     The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by S&P for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

     A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B

                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Aston Funds
ABN AMRO Asset Management, Inc.
Optimum Investment Advisors LLC

                                   ASTON FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES


         1. Definitions.

         "Sub-Adviser" shall mean ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC, River Road Asset Management, LLC, MFS Institutional Advisors, Inc., and Optimum Investment Advisors. The term includes all sub-advisers to the Funds.

"Sub-Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

         "Board" shall mean the Board of Trustees of Aston Funds.

         "Fund" shall mean a series of Aston Funds.

         "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of Aston Funds.

         "Trust" shall mean Aston Funds.

         2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

         3. Limitations on the Advisers' Responsibilities.

         (i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

         (ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

         (iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

         (iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

         4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

         5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

         6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

         (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

         (ii) Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Sub-Adviser to vote in the manner approved by the Board;

         (iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

         (iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

         7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

         8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

         (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

         (ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers' experience under these Proxy Voting Policies and Procedures and each Sub-Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

         9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.


Adopted:  September   , 2006

                                                                       EXHIBIT A


                               [NAME OF ADVISER]

                              [         ] FUND(S)
                         PROXY VOTING QUARTERLY REPORT


I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the
following report with respect to [         ] Fund(s):

         1.       During the quarter ended [         ] there have been no issues
                  that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

         2.       During the quarter ended [         ] there have been no proxy
                  votes taken by [Name of Adviser], on behalf of [ ] Fund(s), which were exceptions to [Name of Adviser]'s Proxy Voting Policies and Procedures.

         3.       During the quarter ended [         ] there have been no
                  material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.






                                        ----------------------------------------
                                        [                ]
                                        Compliance Officer

Dated:

                                  PROXY VOTING
                             POLICIES AND PROCEDURES
                         ABN AMRO ASSET MANAGEMENT, INC.

POLICY

ABN AMRO Asset Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

ABN AMRO Asset Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEES

ABN AMRO Asset Management has established two Proxy Committees to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their responsibilities are as follows:

The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Director of Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

The Proxy Voting Policy Committee has hired Institutional Shareholder Services
(ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which ABN AMRO Asset Management's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for ABN AMRO Asset Management. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS. The Proxy Officer named is Holly Carlini.

The steps for reviewing and submitting votes are as follows:

- The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

- The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by ABN AMRO Asset Management.

- The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

- The Compliance Department will review on a semi-annually basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

- For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares ABN AMRO Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

- Once a month, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to ABN AMRO Asset Management are included in this feed.

- ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

In the absence of specific voting guidelines from the client, ABN AMRO

Asset Management will vote proxies in the best interests of each particular client. ABN AMRO Asset Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on ABN AMRO Asset Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. ABN AMRO Asset Management utilizes the 2006 U.S. Proxy Policy Guidelines, for all clients except for the Taft-Hartley which utilize 2006 U.S.Taft-Hartley Policy Guidelines.

CONFLICTS OF INTEREST

ABN AMRO Asset Management has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where ABN AMRO Asset Management believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

- Documenting the investment rationale for the decision using the Proxy Conflict of Interest and Override Form, the conflict of interest and the method in which the conflict was addressed;

- Requiring the approval of the Department Head and the Director of Compliance prior to providing voting instructions to the voting agent;

- Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

-    Seeking legal counsel.

In situations where ABN AMRO Asset Management perceives a material conflict of interest, the Adviser may:

- Defer to the voting recommendation of ISS or another independent third party;

- Vote pursuant to client direction (following disclosure of the conflict to the client),

- Vote reflectively (in the same proportion and manner as other shareholders),

-    Abstain from voting; or

-    Take such other action which protects the interests of its clients.

Circumstances necessitating such actions may include the voting of proxies on securities issued by ABN AMRO Asset Management's parent corporation or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of ABN AMRO Asset Management with the issuer of each security to determine if ABN AMRO Asset Management or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

ABN AMRO Asset Management will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

-    These policies and procedures and any amendments;

-    Each proxy statement that ABN AMRO Asset Management receives;

-    A record of each vote that ABN AMRO Asset Management casts;

- Any document ABN AMRO Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

- A copy of each written request from a client for information on how ABN AMRO Asset Management voted such client's proxies, and a copy of any written response.

DISCLOSURE

- ABN AMRO Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how ABN AMRO Asset Management voted a client's proxies, and that clients may request a copy of these policies and procedures.

- The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received ABN AMRO Asset Management's Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

- All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO, Brian Lord.

- In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how ABN AMRO Asset Management voted the client's proxy with respect to each proposal about which client enquired.

NRS ComplianceEase                                                   Page 1 of 4


                        OPTIMUM INVESTMENT ADVISORS, LLC
                        SUMMARY OF PROXY VOTING POLICIES
                                  AUGUST, 2006

Introduction

Optimum Investment Advisors, LLC ("Optimum") manages discretionary accounts on behalf of a diverse group of clients, including individuals, trusts, IRAs, ERISA plans, state and local government funds, corporations and charitable foundations. According to the provisions of Section 4 of Optimum's Investment Advisory Agreement, unless the client is an employee benefit plan subject to ERISA, Optimum does not vote proxies on behalf of clients, including in the circumstance where the client has instructed his custodian to forward proxies to Optimum instead of to the client. Optimum does vote proxies for the ABN AMRO Mid Cap Fund under its sub-advisory contract.

General Policy

Optimum acts as fiduciary and votes proxies in a way that it believes will be consistent with the best interest of the beneficial owners of the accounts and will maximize the market value of their investments. Although Optimum may consult with a third party on proxy issues, no outsider, including a client, will dictate Optimum's proxy voting.

Optimum generally supports routine business matters, unless Optimum views support as contrary to the best financial interest of the shareholders. Optimum carefully reviews proposals for changes in status of a company, to determine whether such changes (such as mergers or restructurings) benefit the financial interests of the shareholders, and votes accordingly. Proposals that restrict shareholder democracy are generally not supported if such proposals restrict the rights of shareholders, particularly shareholders' ability to realize the value of their investment, and proposals that increase shareholder democracy are generally supported. Compensation proposals are reviewed individually using the same standards. However, all such matters are reviewed on a case-by-case basis and voted based on the financial interest of the shareholders.

Conflicts of Interest

On occasion, it is possible that Optimum will encounter some type of conflict between a proxy vote and a relationship Optimum has with a company or client. Optimum is aware that such conflicts might exist; however, Optimum will always vote in the best interest of the shareholders. In the case of a conflict, Optimum may discuss the conflict and/or the vote with the client. Optimum will consult with an independent third party as well. Such conflicts and the actions taken will be documented.

Recordkeeping

Optimum will maintain records of its proxy votes in accordance with the Investment Advisers Act of 1940 and preserve such records for the 6 calendar years following the time any proxy vote is cast by Optimum, keeping the most recent 2 full calendar years of proxy voting records in Optimum's office.

Disclosure

Optimum will provide this summary of its proxy voting policy to all of its advisory clients annually, and Optimum will provide clients with records of proxy voting information for their own proxies at a client's request in accordance with Rule 204-2 of the Advisers Act.

A copy of Optimum's Proxy Voting Policies and Procedures is available upon request.

                                                                       EXHIBIT B

                        OPTIMUM INVESTMENT ADVISORS, LLC
                STATEMENT OF PROXY VOTING POLICIES AND PROCEDURES
                                  AUGUST, 2006

                                  INTRODUCTION

Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of OPTIMUM INVESTMENT ADVISORS, LLC ("OIA") with regard to the voting of proxies over which we have investment responsibility. These policies and procedures are available to our clients upon request.

                           GENERAL PROXY VOTING POLICY

Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the "ADVISER'S ACT"). Pursuant to various provisions of the Adviser's Act, OIA acts in a fiduciary capacity with respect to each of its advisory clients and, therefore, OIA must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, OIA is guided by general fiduciary principles. OIA will attempt to consider all factors of its vote that could affect the value of the beneficial owner's investments. With respect to proxies that OIA votes, the primary objective of OIA is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients' investments. OIA will likely vote against any management proposals that it believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.

In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as investment managers for advisory clients that are ERISA plan assets. As such, OIA must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated hereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not, under any circumstances, allow our voting to be dictated by the position of any outsiders. It is OIA's intent to vote proxies in all instances except that, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to OIA according to the provision of stock loan agreements.

OIA's proxy voting process is dynamic and subject to periodic review. Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in OIA's discretion to address any such changes.

The following summarizes OIA's current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.

                      Proxy Voting Policies and Procedures

Each proxy proposal is reviewed on a case-by-case basis by OIA's Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.

                               Business Operations

These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:

     -    Name changes

     -    Election of directors

     -    Ratification of auditors

     -    Maintaining current levels of directors' indemnification and liability

     - Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interest

     -    Employee stock purchase or ownership plans

                                Changes in Status

There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:

     -    Mergers, acquisitions, restructurings

     -    Reincorporations

     -    Changes in capitalization

                              Shareholder Democracy

We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

     -    Increased indemnification protections for directors or officers

     -    Certain Supermajority Requirements

     -    Unequal voting rights

     -    Classified boards

     -    Cumulative voting

     - Authorization of new securities if intention appears to be to unduly dilute shareholders' proportionate interest

     - Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders

We will generally support proposals that maintain or expand shareholder democracy such as:

     -    Annual elections

     -    Independent directors

     -    Confidential voting

     -    Proposals that require shareholder approval for:

-    Adoption or retention of "poison pills" or golden parachutes

-    Elimination of cumulative voting or preemptive rights

-    Reclassification of company boards

                                  Compensation

We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.

                                  Other Matters

There are proxy proposals that address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, OIA will review each issue on a case-by-case basis and determine what in our opinion, will best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

                              CONFLICTS OF INTEREST

OIA must act as a fiduciary when voting proxies on behalf of its advisory clients. In that regard, OIA will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, OIA will actively monitor the proxies it receives on behalf of its advisory clients to identify and resolve any potential conflict of interest.

Where OIA identifies a potential conflict of interest, OIA will initially determine whether such potential conflict is material. Where OIA determines there is a potential for a material conflict of interest regarding a proxy, OIA will take one or some of the following steps: (i) inform the client of the conflict and OIA's voting decision; (ii) discuss the proxy vote with the client;
(iii) fully disclose the material facts regarding the conflict and seek the client's consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. Whenever OIA determines there is a potential for a material conflict of interest, OIA will document which step or steps it took to ensure the proxy vote or abstention was in the best interest of the client and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.

                                  RECORDKEEPING

In accordance with Rule 204-2 under the Adviser's Act, OIA will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client's written or oral requests, and
(vi) any documents prepared by OIA that were material to how a proxy was voted or that memorialized the basis for the voting decision.

In maintaining item (ii) above, OIAC may rely on proxy statements filed on the SEC's EDGAR system in lieu on maintaining internal copies. In maintaining item
(iii) above, OIA may rely on the records of any third party, such as a proxy voting service; provided, however, that OIA will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.

OIA will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last entry was made on such record. During the first two (2) years of such six (6) year period, all required documents will be maintained in OIA's main office.

                        DISCLOSURE OF PROXY VOTING RECORD

OIA will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to advisory clients. OIA will further provide a copy of these policies and procedures to any client upon request. In addition, OIA will inform its clients how they can obtain further proxy-voting information about their own proxies.

Upon a request from a client, OIA will furnish its proxy voting record with respect such client's securities. In general, OIA will respond to such client request; however, any client request for information that OIA is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by OIA).

Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser's Act, OIA is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their advisory clients' holdings).

With respect to each of OIA's advisory clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which OIA has been delegated the responsibility for voting the proxies, OIA will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a) (1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

          (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

          (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

          (4) State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit(a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (b) (1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

          (2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

          (3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.


          (2) Form of Revised Schedules A and B to the Investment Advisory is filed herewith as Exhibit (d)(2).






          (3) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



          (4) Form of Revised Schedules A and B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management Inc. is filed herewith as Exhibit (d)(5).






          (5) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



          (6) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and TAMRO Capital Partners, LLC is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



          (7) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



          (8) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



          (9) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors, Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

          (10) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LLC is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 as filed November 30, 2006.



          (11) Form of Revised Schedules A and B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is filed herewith as Exhibit (d)(13).






          (12) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and McDonnell Investment Management, LLC is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No.74 as filed November 30, 2006.



          (13) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 74 as filed November 30, 2006.


     (e) (1) Distribution Agreement between ABN AMRO Funds (currently known as Aston funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit(e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

          (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston funds)and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

          (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

          (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

          (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

          (6) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

          (7) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(7) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

          (8) Form of Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(8).

          (9) ABN AMRO Assignment Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

          (10) Form of Selling/Services Agreement for ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 66 to the Registration Statement filed on June 29, 2006.

     (f)  Not applicable.

     (g) (1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

          (2) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

          (3) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.


          (4) Form of Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(4).


     (h) (1) Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc., dated April
               1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

          (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.


          (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.



          (4) Amendment to the Transfer Agency Services Agreement for Wrap Program Services is filed herewith as Exhibit (h)(4).


          (5) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

          (6) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

          (7) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

          (8) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

          (9) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

          (10) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

          (11) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

          (12) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit
               (h)(10) to Post-

               Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.


          (13) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.



          (14) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.



          (15) Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(15).



          (16) Form of Form 8300, FinCen Section 314(a) Information Requests and Suspicious Activity Report Amendment to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(16).



          (17) Form of Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(17).



          (18) Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.



          (19) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



          (20) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.



          (21) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



          (22) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



          (23) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



          (24) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



          (25) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



          (26) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

          (27) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.



          (28) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.



          (29) Revised Schedule "C" to the Administration Agreement is incorporated by reference to Exhibit (h)(25) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.



          (30) Form of Revised Schedule C to the Administration Agreement is filed herewith as Exhibit (h)(30).



          (31) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



          (32) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



          (33) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.



          (34) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



          (35) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



          (36) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



          (37) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



          (38) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
               (h)(28) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



          (39) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.



          (40) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

          (41) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
               (h)(36) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

          (42) Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit
               (h)(42).

     (i)  Opinion of Vedder, Price, Kaufman & Kammholz, P.C. is filed herewith.

     (j)  Consent of Ernst & Young LLP is filed herewith.

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

          (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

          (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

          (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18,
               2003, December 16, 2004 and June 16, 2005 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

          (5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

          (6) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

          (7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

          (8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

          (9) Amended and Restated Shareholder Service Plan ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

          (10) Shareholder Servicing Agent Agreement ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.


          (11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

     (n) (1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

          (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

          (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

          (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

          (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

          (6) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

          (7) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(7) to Post-Effective Amendment No. 54 to the Registration Statement as filed on October 22, 2004.

          (8) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

          (9) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 65 to the Registration Statement filed on April 28, 2006.


          (10) Amended Schedule A to 18f-3 Plan is filed herewith as Exhibit
               (n)(10).



     (o) (1) Power of Attorney dated December 21, 2006 is filed herewith as Exhibit (o)(1).


     (p) (1) Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

          (2) Amended Code of Ethics of ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit
               (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.


          (3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.





          (4) MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.



          (5) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.






          (6) Amended Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO Asset Management (USA) LLC, ABN AMRO Investment Trust Company, TAMRO Capital Partners LLC and ABN AMRO Investment Fund Services Inc. is incorporated herein by reference to Exhibit
               (p)(8) to Post-Effective Amendment No. 63 to the Registration Statement filed on December 30, 2005.



          (7) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.



          (8) Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.



          (9) Code of Ethics of Aston Asset Management LLC is incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



          (10) Code of Ethics of McDonnell Investment Management, LLC is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



          (11) Code of Ethics of Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Section 10.2 of the Registrant's Trust Instrument provides as follows:

     10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

     Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

     10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the

     Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.   ASTON ASSET MANAGEMENT LLC

     Aston Asset Management LLC ("Aston") is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).

        NAME                           PRINCIPAL OCCUPATION
--------------------   ----------------------------------------------------
Stuart D. Bilton       Chairman and Chief Executive Officer
Kenneth C. Anderson    President
Gerald F. Dillenburg   Chief Financial Officer and Chief Compliance Officer
Michael Mayhew         Managing Director

B.   ABN AMRO ASSET MANAGEMENT, INC.

     ABN AMRO Asset Management, Inc. ("AAAM, Inc.") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of AAAM, Inc. are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of AAAM, Inc. during the past two years is incorporated by reference to Form ADV filed by AAAM, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).

                         ABN AMRO ASSET MANAGEMENT, INC.

    NAME AND POSITION
 WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                             CONNECTION WITH OTHER COMPANY
-------------------------   ---------------------------------------------------------   --------------------------------------------
Robert Antognoli            ABN AMRO Investment Trust Company                           Vice President
Managing Director           LaSalle Bank N.A.                                           Senior Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                             CONNECTION WITH OTHER COMPANY
-------------------------   ---------------------------------------------------------   --------------------------------------------
Heather Birmingham
Vice President,
Compliance Officer

Nancy Holland               ABN AMRO Asset Management Holdings, Inc.                    President
Senior Managing Director    ABN AMRO Investment Fund Services, Inc.                     Board Member
                            ABN AMRO Investment Trust Company                           President

Constance Christian
Assistant Vice President

Richard Drake               ABN AMRO Investment Trust Company                           Vice President
Senior Managing Director    LaSalle Bank N.A.                                           Senior Vice President

Martin Eisenberg            ABN AMRO Asset Management Holdings, Inc.                    Vice President
Vice President              ABN AMRO Trust Services Company                             Vice President
                            ABN AMRO Investment Fund Services, Inc.                     Vice President
                            AANAH Holding LLC                                           Treasurer & Vice President
                            AANAH Holding LLC II                                        Treasurer & Vice President
                            AANAH Holding LLC III                                       Treasurer & Vice President
                            ABN AMRO Advisory, Inc.                                     Vice President
                            ABN AMRO Associates Corp.                                   Vice President
                            ABN AMRO Capital (USA) Inc.                                 Vice President
                            ABN AMRO Capital Funding LLC I                              Vice President
                            ABN AMRO Capital Funding LLC II                             Vice President
                            ABN AMRO Clearing and Management Services, Inc.             Vice President
                            ABN AMRO Commodity Finance, Inc.                            Vice President
                            ABN AMRO Financial Services, Inc.                           Vice President
                            ABN AMRO Fund Services, Inc.                                Vice President
                            ABN AMRO Funding Corporation                                Vice President
                            ABN AMRO Incorporated                                       Vice President
                            ABN AMRO Leasing, Inc.                                      Vice President
                            ABN AMRO Mezzanine Management I, Inc.                       Vice President
                            ABN AMRO Mezzanine Management II, Inc.                      Vice President
                            ABN AMRO Mortgage Brokerage Group, Inc.                     Vice President
                            ABN AMRO Mortgage Corporation                               Vice President
                            ABN AMRO Mortgage Group, Inc.                               Vice President
                            ABN AMRO North America Capital Funding LLC I                Director, Manager and Vice President
                            ABN AMRO North America Capital Funding LLC II               Director, Manager and Vice President
                            ABN AMRO North America Capital Funding Trust I              Trustee
                            ABN AMRO North America Capital Funding Trust II             Trustee
                            ABN AMRO North America Finance, Inc.                        Vice President
                            ABN AMRO North America Holding Capital Funding LLC I        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC II       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IIII     Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IV       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IX       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC V        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VI       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VII      Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VIII     Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC X        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XI       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XII      Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIII     Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIV      Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIX      Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XV       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVI      Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVII     Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVIII    Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Company                      Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC       Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC II    Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC III   Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC        Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC II     Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC III    Manager, Treasurer and Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                             CONNECTION WITH OTHER COMPANY
-------------------------   ---------------------------------------------------------   --------------------------------------------
                            ABN AMRO North America Preferred Exchange LLC I             Manager
                            ABN AMRO North America Preferred Exchange LLC II            Manager
                            AANA Preferred Funding Trust I                              Trustee
                            AANA Preferred Funding Trust II                             Trustee
                            ABN AMRO North America Preferred Holding LLC I              Manager
                            ABN AMRO North America Preferred Holding LLC II             Manager
                            ABN AMRO North America, Inc.                                Group Senior Vice President
                            ABN AMRO Preferred Capital Trust I                          Vice President
                            ABN AMRO CCC Private Equity Investments, Inc.               Vice President
                            ABN AMRO Retail Group LLC                                   Vice President
                            ABN AMRO Services Company, Inc.                             Vice President
                            ABN AMRO Investment Trust Company                           Vice President
                            ABN AMRO WCS Holding Company                                Vice President
                            ABN AMRO Wholesale Holding, Inc.                            Vice President
                            Cairo Procurement Services LLC                              Manager and Vice President
                            Chicago Capital Management, Inc.                            Vice President
                            CNBC Development Corporation                                Vice President
                            CNBC Leasing Corporation                                    Vice President
                            DBI Holdings, Inc.                                          Vice President
                            ENB Realty Company, Inc.                                    Vice President
                            Eureka Service Corporation                                  Vice President
                            Lakeside Drive LLC                                          Vice President
                            LaSalle Bank National Association                           Vice President
                            LaSalle Business Credit, Inc.                               Vice President
                            LaSalle Community Development Corporation                   Vice President
                            LaSalle Distributors, Inc.                                  Vice President
                            LaSalle Funding L.L.C.                                      Vice President
                            LaSalle National Leasing Corporation                        Vice President
                            LaSalle Street Capital, Inc.                                Vice President
                            LaSalle Trade Services Corporation                          Vice President
                            LaSalle Trade Services Limited                              Vice President
                            Lease Plan Illinois, Inc.                                   Vice President
                            Lease Plan North America, Inc.                              Vice President
                            Netherlands Trading Society East, Inc.                      Vice President
                            Portal Funds, Inc.                                          Vice President
                            Rob-Wal Investment Co.                                      Vice President
                            Stan Fed Proprietary Investment Company I                   Vice President
                            Stan Fed Proprietary Investment Company II                  Vice President
                            Standard Federal Bank Community Development Corporation     Vice President
                            Standard Federal Bank National Association                  Vice President
                            Standard Federal International LLC                          Vice President
                            Standard Financial Corporation                              Vice President
                            Sutton Park LLC                                             Vice President

Peter Fasone
Vice President

John Finley                 LaSalle Bank N.A.                                           Vice President
Vice President

William Finley              ABN AMRO Investment Trust Company                           Vice President
Senior Managing Director    LaSalle Bank N.A.                                           Group Senior Vice President

Anthony Ford
Vice President

Thomas Forsha               ABN AMRO Investment Trust Company                           Assistant Vice President
Assistant Vice President    LaSalle Bank N.A.                                           Assistant Vice President

Michael Gasparac
Vice President

Rebecca Garces
Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                             CONNECTION WITH OTHER COMPANY
-------------------------   ---------------------------------------------------------   --------------------------------------------
Steven Haldi                LaSalle Bank N.A.                                           Vice President
Managing Director

Nancy Holland
Managing Director

Kevin Kehres                ABN AMRO Investment Trust Company                           Vice President
Managing Director           LaSalle Bank N.A.                                           Vice President

Timothy Kelly
Assistant Vice President

Thomas Kmiotek
Vice President

Timothy Kroll
Assistant Vice President

Todd W. Larson              LaSalle Bank N.A.                                           Assistant Vice President
Assistant Vice President

Scott Marinko
Managing Director

Bernard F. Myszkowski       ABN AMRO Investment Trust Company                           Chief Equity Officer
Executive Vice President
and Managing Director

Seymour A. Newman           ABN AMRO Asset Management Holdings, Inc.                    EVP, CFO, Treasurer and Secretary
Director, EVP, CFO,         ABN AMRO Investment Fund Services, Inc.                     Director, EVP, CFO, Treasurer and Secretary
Treasurer and Secretary                                                                 EVP, CFO, Director and Secretary
                            ABN AMRO Investment Trust Company                           EVP, CFO, Treasurer and Secretary
                            TAMRO Capital Partners LLC

Joseph Pavnica
Assistant Vice President

Simon Reeves                LaSalle Bank N.A.                                           Vice President
Managing Director

Robert Romanik
Investment Officer

Marcia Roth
Assistant Vice President

George Rudawski
Investment Officer

Randall Rynearson
Vice President

Timothy Scanlan             ABN AMRO Investment Trust Company                           Vice President
Vice President              ABN AMRO Distribution Services (USA) Inc.                   Registered Representative

Fred Senft Jr.
Managing Director

Timothy Sheehan             LaSalle Bank N.A.                                           Officer
Officer

Steven Sherman
Assistant Vice President

Kevin Silverman
Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                             CONNECTION WITH OTHER COMPANY
-------------------------   ---------------------------------------------------------   --------------------------------------------
Steven Smart-O'Connor
Vice President

Gregg Smolenski             ABN AMRO Distribution Services (USA) Inc.                   Registered Representative
Senior Vice President

Carla V. Straeten
Director, Executive Vice
President and Director
of Marketing/Client
Service

Edward Thommes              ABN AMRO Distribution Services (USA) Inc.                   Vice President
Vice President

Charles Ullerich
Vice President

Kristine Victory
Assistant Vice President

Ann Weis                    ABN AMRO Asset Management Holdings, Inc.                    Vice President, Assistant Secretary
Assistant Secretary         ABN AMRO Investment Fund Services, Inc.                     Assistant Secretary
                            ABN AMRO Investment Trust Company                           Assistant Secretary
                            TAMRO Capital Partners LLC                                  Assistant Secretary

Paul Wojtyla                ABN AMRO Investment Trust Company                           Assistant Vice President
Assistant Vice President    TAMRO Capital Partners LLC                                  Assistant Vice President
                            LaSalle Bank N.A.                                           Assistant Vice President
                            ABN AMRO Distribution Services (USA) Inc.                   Registered Representative

Todd J. Youngberg, CFA
Managing Director


C.   MONTAG & CALDWELL, INC.

     Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

     Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

           NAME                                   TITLE/POSITION
-------------------------   ---------------------------------------------------------
Sandra M. Barker            Vice President
Janet B. Bunch              Executive Vice President
Debra Bunde Reams           Vice President
Ronald E. Canakaris         Chairman, President, Chief Investment Officer

Carol K. Burns              Vice President
Jane R. Davenport           Vice President
James L. Deming             Vice President
Helen M. Donahue            Vice President
Marcia C. Dubs              Vice President
Katherine E. Ryan           Assistant Vice President
Dean C. Christians          Assistant Vice President
Kurt T. Momad               Vice President
George Northrop             Vice President
Mark C. Hayes               Vice President
Lana M. Jordan              Senior Vice President
Andrew W. Jung              Vice President
Rebecca M. Keister          Executive Vice President, Secretary, CEO
William E. Long III         Vice President
Charles E. Markwalter       Vice President
Grover C. Maxwell III       Executive Vice President
Michael A. Nadal            Vice President
Solon P. Patterson          Director
Carla T. Phillips           Vice President
Brian W. Stahl              Vice President, Treasurer, Assistant Secretary
M. Scott Thompson           Vice President
Debbie J. Thomas            Vice President
David L. Watson             Vice President
William A. Vogel            Executive Vice President, CEO
John S. Whitney, III        Vice President
Brion D. Friedman           Vice President
Charles J. Hagood           Vice President
Martin L. Eisenberg         Vice President
James M. Francis, IV        Assistant Vice President
Huibert Boumeester          Director
Albert P. Schouws           Director
Sarah Russell               Director

D.   VEREDUS ASSET MANAGEMENT LLC

     Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

     The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).

           NAME                                   TITLE/POSITION
-------------------------   ---------------------------------------------------------
Kenneth C. Anderson         Director                                                    ABN AMRO Funds, President and Chief
                                                                                        Executive Officer; ABN AMRO Investment Fund
                                                                                        Services, Inc., President and Chief
                                                                                        Executive

                                                                                        Officer

Stuart D. Bilton            Director                                                    Vice Chairman, ABN AMRO Asset Holdings,
                                                                                        Inc.; Chairman and Director, ABN AMRO Funds;
                                                                                        Director, Veredus Asset Management;
                                                                                        Director, River Road Asset Management LLC;
                                                                                        Director, Baldwin & Lyons Chief Executive
                                                                                        Officer, Blairlogie International LLC;
                                                                                        Trustee, Alleghany Foundation;
                                                                                        Manager, TAMRO Capital Partners LLC

James R. Jenkins            Director, Vice President and Chief Compliance and
                            Operating Officer.

Charles P. McCurdy, Jr.     Director; Executive Vice President and Portfolio Manager    Vice President, Portfolio Manager
                            Charles F. Mercer, Jr.

John S. Poole               Vice President of Business Development

B. Anthony Weber            Director, President and Chief Investment Officer

Michael Johnson             Director of Research

E.   TAMRO CAPITAL PARTNERS LLC

     TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc.

     The directors and officers of TAMRO are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).

           NAME                                   TITLE/POSITION
-------------------------   ---------------------------------------------------------
Philip D. Tasho             President and Chief Investment Officer

Kathleen B. Neumann         Chief Operating Officer

Danna Maller Rocque         Director of Marketing

Stuart Bilton               Director                                                    ABN AMRO Asset Management, Inc., Director
                                                                                        ABN AMRO Bank N.V., Managing Director
                                                                                        ABN AMRO Asset Management Holdings, Inc.,
                                                                                        Chairman

                                                                                        ABN AMRO Trust Services Company, Director
                                                                                        ABN AMRO Investment Fund Services, Inc.,
                                                                                        Manager of the Board of Managers
                                                                                        Veredus Asset Management LLC, Manager of the
                                                                                        Board of Managers
                                                                                        Baldwin and Lyons, Inc., Director
                                                                                        UICI, Inc., Director
                                                                                        River Road Asset Management, Member of the
                                                                                        Board of Managers

Seymour Newman              Director                                                    ABN AMRO Asset Management, Inc., Director,
                                                                                        EVP, CFO Treasurer and Secretary
                                                                                        ABN AMRO Asset Management Holdings, Inc.,
                                                                                        EVP, CFO, Treasurer and Secretary
                                                                                        ABN AMRO Investment Fund Services, Inc.,
                                                                                        Director, EVP, CFO, Treasurer and Secretary
                                                                                        ABN AMRO Trust Services Company, EVP, CFO,
                                                                                        Director and Secretary

Kenneth C. Anderson         Director                                                    ABN AMRO Asset Management, Inc., Executive
                                                                                        Vice President and Managing Director
                                                                                        ABN AMRO Funds, President and Chief
                                                                                        Executive Officer
                                                                                        ABN AMRO Investment Fund Services, Inc.,
                                                                                        President and Chief Executive Officer

Elwood Weilage              Chief Compliance Officer and Director of                    ABN AMRO Asset Management, CCO, Senior
                            Compliance                                                  Vice President and Director
                                                                                        River Road Asset Management, LLC, Member of
                                                                                        the Board of Managers


F.   OPTIMUM INVESTMENT ADVISORS LLC



     Optimum Investment Advisors LLC ("Optimum") is a registered investment adviser providing investment management services to the Registrant.


     The directors and officers of Optimum are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Optimum during the past two years is incorporated by reference to Form ADV filed by Optimum pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-35773).

           NAME                   TITLE/POSITION WITH ADVISER
--------------------------   ------------------------------------
Andrew Jackson Goodwin III   Chairman, Treasurer and Director

Henry Steel Bokhof, Jr.      Vice Chairman, Secretary & Director

Keith Francis Pirsoneault    President and Director

Thyra E Zerhusen             Managing Director, Portfolio Manager

G.   MFS INSTITUTIONAL ADVISORS, INC.

     MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           NAME                                   TITLE/POSITION
-------------------------   ---------------------------------------------------------
Robert J. Manning           Director, Chairman of the Board and
                            Chief Investment Officer
Carol W. Geremia            President
Martin Beaulieu             Director
Jeremy Kream                Secretary
Paul T. Kirwan              Treasurer
Mitchell C. Freestone       Assistant Secretary
Brian T. Hourihan           Assistant Secretary
Thomas B. Hastings          Assistant Treasurer
John F. O'Connor            Senior Vice President
David J. Picher             Senior Vice President
Ethan D. Corey              Assistant Secretary
Mark D. Kaplan              Assistant Secretary
Suzanne Michaud             Assistant Secretary
Timothy F. Tierney          Tax Officer
Maria F. Dwyer              Executive Vice President and Chief Regulatory Officer
Michael H. Whitaker         Senior Vice President and Chief Compliance Officer

H.   RIVER ROAD ASSET MANAGEMENT, LLC

     River Road Asset Management, LLC ("River Road") is an investment adviser providing investment management services to the Registrant.

     The directors and officers of River Road and any other business, profession, vocation or employment of a substantial nature that each director or officer has been engaged within the last two fiscal years is set forth below.

    NAME AND POSITION
 WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                             CONNECTION WITH OTHER COMPANY
-------------------------   ---------------------------------------------------------   --------------------------------------------
James C. Shircliff          Commonwealth SMC (SMC Capital, Inc.)                        Executive Vice President, Portfolio Manager
Chief Executive Officer                                                                 and Director of Research from 1997 to 2005
and Member of the Board
of Managers

R. Andrew Beck              Commonwealth SMC (SMC Capital, Inc.)                        Senior Vice President, Portfolio Manager and
President                                                                               Director of Business Development from
Member of the Board of                                                                  1999 to 2005
Managers

Henry W. Sanders            Commonwealth SMC                                            Senior Vice President and Portfolio Manager
Senior Portfolio Manager                                                                from 2002 to 2005
Member of the Board of
Managers

Thomas D. Mueller           Citizens Security Life Insurance                            Senior Vice President from 2003 to 2005
Chief Operations Officer
and Chief Director of
Compliance
                            Commonwealth SMC (SMC Capital, Inc.)                        Senior Vice President, Manager of Operations
                                                                                        from 1999 to 2003

Stuart Bilton               ABN AMRO Asset Management, Inc.                             Director
Member of the Board of      ABN AMRO Bank N.V.                                          Managing Director
Managers                    ABN AMRO Asset Management Holdings, Inc.                    Chairman
                            ABN AMRO Trust Services Company                             Director
                            ABN AMRO Investment Fund Services, Inc.                     Manager of the Board of Managers
                            Veredus Asset Management LLC                                Manager of the Board of Managers
                            Baldwin and Lyons, Inc.                                     Director
                            UICI, Inc.                                                  Director
                            TAMRO Capital Partners LLC                                  Manager of the Board of Managers

Elwood Weilage              ABN AMRO Asset Management                                   CCO, Senior Vice President and Director
Member of the Board of      TAMRO Capital Partners, LLC                                 Chief Compliance Officer and Director of
Managers                                                                                Compliance

I.   MCDONNELL INVESTMENT MANAGEMENT, LLC

     McDonnell Investment Management, LLC ("McDonnell") is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of McDonnell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of McDonnell during the past two years is incorporated by reference to Form ADV filed by McDonnell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60399).

           NAME                                PRINCIPAL OCCUPATION
-------------------------   ---------------------------------------------------------
Dennis J. McDonnell         Chairman and Executive Managing Director, McDonnell

Edward A. Treichel          President and CEO, McDonnell

John M. McCareins           Executive Managing Director and Chief Marketing Officer,
                            McDonnell

Michael P. Kamradt          Executive Managing Director and Chief Investment Officer,
                            McDonnell

James J. Boyne              Executive Managing Director, COO and General Counsel,
                            McDonnell

J.   TAPLIN, CANIDA & HABACHT, INC.

     Taplin, Canida & Habacht, Inc. ("Taplin") is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of Taplin are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Taplin during the past two years is incorporated by reference to Form ADV filed by Taplin pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-24433).

           NAME                                PRINCIPAL OCCUPATION
-------------------------   ---------------------------------------------------------
Tere Alvarez Canida         President, Director and Chief Compliance Officer, Taplin

Alan Marc Habacht           Vice President and Director, Taplin

William James Canida        Vice President, Director, Secretary and Treasurer, Taplin

Victoria Tanasescu          Director, Taplin

ITEM 27. PRINCIPAL UNDERWRITER.


     (a) PFPC Distributors, Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001, as amended.



     (b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.


     (c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

ADVISERS

Aston Asset Management LLC, 161 N. Clark Street, 12th floor, Chicago, Illinois 60601

ABN AMRO Asset Management, Inc., 161 North Clark Street, Chicago, IL 60601

SUB-ADVISERS

Optimum Investment Advisors LP, 100 South Wacker Drive, Chicago, IL 60606.

MFS Institutional Advisors, 500 Boylston Street, Boston, Massachusetts 02116

Montag & Caldwell, Inc., 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Veredus Asset Management LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205

TAMRO Capital Partners LLC, 1660 Duke Street, Alexandria, VA 22314

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Avenue, Louisville, Kentucky 40202

McDonnell Investment Management, LLC, 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523

Taplin, Canida & Habacht, Inc., 1001 Brickell Bay Dr., Suite 100, Miami, FL
33131

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153.

Sub-Administrator And Transfer, Redemption, Dividend Disbursing and Accounting Agent PFPC Inc., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR


PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406


ITEM 29. MANAGEMENT SERVICES.

     Not Applicable.

ITEM 30. UNDERTAKINGS.

     Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 22nd day of December, 2006.



                                        Aston Funds
                                        (formerly known as ABN AMRO Funds)



                                        By /s/ Kenneth C. Anderson
                                           -------------------------------------
                                           Kenneth C. Anderson, President &
                                           Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 22nd day of December, 2006.



              SIGNATURE                             CAPACITY                      DATE
              ---------                             --------                      ----


/s/ Stuart D. Bilton*                   Chairman, Board of Trustees
-------------------------------------
Stuart D. Bilton


/s/ Nathan Shapiro*                     Trustee
-------------------------------------
Nathan Shapiro


/s/ Gregory T. Mutz*                    Trustee
-------------------------------------
Gregory T. Mutz


/s/ Leonard F. Amari*                   Trustee
-------------------------------------
Leonard F. Amari


/s/ Robert A. Kushner*                  Trustee
-------------------------------------
Robert A. Kushner


/s/ Robert B. Scherer*                  Trustee
-------------------------------------
Robert B. Scherer


/s/ Denis Springer*                     Trustee
-------------------------------------
Denis Springer


/s/ Kenneth C. Anderson                 President                          December 22, 2006
-------------------------------------   (Principal Executive Officer)
Kenneth C. Anderson


/s/ Gerald F. Dillenburg                Secretary, Treasurer and Senior    December 22, 2006
-------------------------------------   Vice President (Chief  Financial
Gerald F. Dillenburg                    Officer, Chief Operating Officer
                                        and Chief Compliance Officer)

/s/ Gerald F. Dillenburg                Attorney-in-Fact                   December 22, 2006
-------------------------------------
Gerald F. Dillenburg


----------


* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney filed herewith.

                                  EXHIBIT INDEX


Exhibits   Description
--------   -----------
(d)(2)     Form Revised Schedules A and B to the Investment Advisory Agreement

(d)(4)     Form of Revised Schedules A and B to the Sub-Investment Advisory
           Agreement between Aston Asset Management LLC and ABN AMRO Asset
           Management Inc.

(d)(11)    Form of Revised Schedules A and B to the Sub-Investment Advisory
           Agreement between Aston Asset Management LLC and Optimum Investment
           Advisors, LLC

(e)(8)     Form of Revised Schedule A to the Distribution Agreement

(g)(4)     Form of Revised Exhibit A to the Custodian Services Agreement

(h)(4)     Amendment to the Transfer Agency Services Agreement for Wrap Program
           Services

(h)(15)    Section 312 Foreign Financial Intuition Amendment to the Transfer
           Agency Services Agreement

(h)(16)    Form of Form 8300, FinCen Section 314(a) Information Requests and
           Suspicious Activity Report Amendment to the Transfer Agency Services
           Agreement

(h)(17)    Form of Revised Exhibit A to the Transfer Agency Services Agreement

(h)(30)    Form of Revised Schedule C to the Administration Agreement

(h)(42)    Form of Revised Exhibit A to the Sub-Administration and Accounting
           Services Agreement

(i)        Opinion of Vedder, Price, Kaufman & Kammholz, P.C.

(j)        Consent of Ernst & Young LLP

(n)(10)    Amended Schedule A to 18f-3 Plan

(o)(1)     Power of Attorney dated December 21, 2006